Rule 497(e)
                                                 File Nos. 2-99977 and 811-4596


                                   SUPPLEMENT

                             Dated April 4, 2001 to
                       Prospectuses dated January 1, 2001

                              CITISM CASH RESERVES
                         CITISM U.S. TREASURY RESERVES
                            CITISM TAX FREE RESERVES
                      CITISM CALIFORNIA TAX FREE RESERVES
                      CITISM CONNECTICUT TAX FREE RESERVES
                       CITISM NEW YORK TAX FREE RESERVES
                         CITISM PREMIUM LIQUID RESERVES
                     CITISM PREMIUM U.S. TREASURY RESERVES
                  CITISM INSTITUTIONAL U.S. TREASURY RESERVES
                     CITISM INSTITUTIONAL TAX FREE RESERVES
                      CITISM INSTITUTIONAL LIQUID RESERVES
                           SVB LIQUID RESERVES SHARES
                A CLASS OF CITI SM INSTITUTIONAL LIQUID RESERVES


On or about April 4, 2001, Citibank, N.A., each fund's investment adviser, expects to transfer its asset management business, including investment management of the funds, to its newly formed affiliate, Citi Fund Management Inc. Each fund anticipates that the current Citibank personnel will continue to manage the fund's portfolio through Citi Fund Management. Citi Fund Management is located at 100 First Stamford Place, Stamford, Connecticut. Citi Fund Management and Citibank are subsidiaries of Citigroup Inc.
















FD02279 0301

                                                                    Rule 497(e)
                                                 File Nos. 2-99977 and 811-4596



                                   SUPPLEMENT

                             Dated April 4, 2001 to
           Statements of Additional Information dated January 1, 2001

                              CITISM CASH RESERVES
                         CITISM U.S. TREASURY RESERVES
                            CITISM TAX FREE RESERVES
                      CITISM CALIFORNIA TAX FREE RESERVES
                      CITISM CONNECTICUT TAX FREE RESERVES
                       CITISM NEW YORK TAX FREE RESERVES
                         CITISM PREMIUM LIQUID RESERVES
                     CITISM PREMIUM U.S. TREASURY RESERVES
                  CITISM INSTITUTIONAL U.S. TREASURY RESERVES
                     CITISM INSTITUTIONAL TAX FREE RESERVES
                      CITISM INSTITUTIONAL LIQUID RESERVES
                           SVB LIQUID RESERVES SHARES
                A CLASS OF CITI SM INSTITUTIONAL LIQUID RESERVES


On or about April 4, 2001, Citibank, N.A., each fund's investment adviser, expects to transfer its asset management business, including investment management of the funds, to its newly formed affiliate, Citi Fund Management Inc. Each fund anticipates that the current Citibank personnel will continue to manage the fund's portfolio through Citi Fund Management. Citi Fund Management is located at 100 First Stamford Place, Stamford, Connecticut. Citi Fund Management and Citibank are subsidiaries of Citigroup Inc.